Transactions with related parties - Financing transactions with related parties (Details) - Financing transactions - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions With Related Parties
Receivables	€ 807	€ 971	€ 964
Payables	218	59	661
Guarantees	1,533	1,676	1,664
Gains	114	96	115
Charges	26	36	283
Joint ventures and associates
Transactions With Related Parties
Receivables	771	919	915
Payables	179	19	564
Guarantees	1,533	1,676	1,664
Gains	113	95	115
Charges	25	36	281
Angola LNG Ltd
Transactions With Related Parties
Guarantees	228	249	245
Cardon IV SA
Transactions With Related Parties
Receivables	383	563	705
Payables		5	36
Gains	57	77	95
Coral FLNG SA
Transactions With Related Parties
Receivables	288	253	108
Gains	22
Charges	1	2
Coral South FLNG DMCC
Transactions With Related Parties
Guarantees	1,304	1,425	1,397
Saipem Group
Transactions With Related Parties
Receivables	2
Payables	167
Charges	6
Shatskmorneftegaz Sarl
Transactions With Related Parties
Gains			7
Charges			267
Societe Centrale Electrique du Congo SA
Transactions With Related Parties
Receivables	83	85	64
Payables			30
Gains	7
Charges		20	5
Var Energi AS
Transactions With Related Parties
Payables			494
Other joint ventures and associates
Transactions With Related Parties
Receivables	15	18	38
Payables	12	14	4
Guarantees	1	2	22
Gains	27	18	13
Charges	18	14	9
Investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables	36	48	49
Payables	28	28	25
Gains	1	1
Other unconsolidated subsidiaries
Transactions With Related Parties
Receivables	36	48	49
Payables	28	28	25
Gains	1	1
Entities controlled by the Government
Transactions With Related Parties
Receivables		4
Payables	11	12	72
Charges	1		2
Enel Group
Transactions With Related Parties
Payables			64
Other entities controlled by government
Transactions With Related Parties
Receivables		4
Payables	11	€ 12	8
Charges	€ 1		€ 2